UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6385

        Nuveen Ohio Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO)
October 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.6% (1.1% of Total Investments)

$2,815	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 2,577,724
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 10.1% (6.9% of Total Investments)

2,225	Ohio State Education, Student Loan Revenue Bonds, Supplemental Student Loan Program, Series	6/07 at 102.00	AAA	2,344,127
	1997A-1, 5.850%, 12/01/19 (Alternative Minimum Tax) - AMBAC Insured

1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 1994,	12/04 at 102.00	AAA	1,023,380
	5.800%, 12/01/14 - FGIC Insured

1,200	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Findlay, Series 1996,	9/06 at 101.00	Ba1	1,217,316
	6.125%, 9/01/16

1,415	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University, Series 2004,	11/14 at 100.00	AA	1,510,272
	5.000%, 11/01/21

1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003,	10/13 at 100.00	AA	1,849,085
	5.125%, 10/01/24

1,200	Ohio State University, General Receipts Bonds, Series 2002A, 5.125%, 12/01/31	12/12 at 100.00	AA	1,247,688

3,000	Ohio State University, General Receipts Bonds, Series 2003B, 5.250%, 6/01/22	6/13 at 100.00	AA	3,246,420

1,510	University of Akron, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 1/01/21 - AMBAC Insured	1/13 at 100.00	AAA	1,610,506

850	University of Cincinnati, Ohio, General Receipts Bonds, Series 2003C, 5.000%, 6/01/22 - FGIC	6/13 at 100.00	AAA	903,933
	Insured

1,200	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D, 5.000%, 6/01/19 - AMBAC	6/14 at 100.00	AAA	1,303,212
	Insured

	Healthcare - 24.8% (17.0% of Total Investments)

2,000	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds,	11/09 at 101.00	Baa1	2,014,400
	Summa Health System Project, Series 1998A, 5.375%, 11/15/24

1,000	Cuyahoga County, Ohio, Hospital Revenue Refunding and Improvement Bonds, MetroHealth System, Series	2/07 at 102.00	AAA	1,089,650
	1997, 5.625%, 2/15/17 - MBIA Insured

2,000	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A,	7/13 at 100.00	A1	2,172,160
	6.000%, 1/01/32

4,500	Erie County, Ohio, Hospital Facilities Revenue Bonds, Firelands Regional Medical Center, Series	8/12 at 101.00	A	4,636,125
	2002A, 5.625%, 8/15/32

	Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds, Children's Hospital
	Project, Series 1996A:
1,000	5.750%, 11/01/20	11/06 at 101.00	Aa2	1,037,830
1,500	5.875%, 11/01/25	11/06 at 101.00	Aa2	1,551,540

2,455	Hamilton County, Ohio, Revenue Bonds, Children's Hospital Medical Center, Series 2004J, 5.250%,	5/14 at 100.00	AAA	2,737,693
	5/15/16 - FGIC Insured

2,500	Marion County, Ohio, Hospital Revenue Refunding and Improvement Bonds, The Community Hospital,	5/06 at 102.00	BBB+	2,628,100
	Series 1996, 6.375%, 5/15/11

2,405	Miami County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Upper Valley	5/06 at 102.00	BBB+	2,503,557
	Medical Center, Series 1996A, 6.250%, 5/15/16

1,500	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering	4/06 at 102.00	AAA	1,601,325
	Medical Center, Series 1996, 5.625%, 4/01/16 - MBIA Insured

3,000	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999,	4/10 at 101.00	A3	3,335,070
	6.750%, 4/01/18

2,500	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	5/14 at 100.00	AA	2,539,700
	(WI, settling 11/18/04)

6,000	Parma Community General Hospital Association, Ohio, Hospital Revenue Refunding and Improvement	11/08 at 101.00	A-	6,082,860
	Bonds, Series 1998, 5.375%, 11/01/29

2,500	Richland County, Ohio, Hospital Facilities Revenue Improvement Bonds, MedCentral Health System	11/10 at 101.00	A-	2,674,975
	Obligated Group, Series 2000B, 6.375%, 11/15/30

1,500	Steubenville, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Trinity Health	10/10 at 100.00	A3	1,643,910
	System, Series 2000, 6.375%, 10/01/20

1,705	Tuscarawas County, Ohio, Hospital Facilities Revenue Bonds, Union Hospital Project, Series 2001,	10/11 at 101.00	AA	1,864,298
	5.750%, 10/01/21 - RAAI Insured

	Housing/Multifamily - 9.3% (6.5% of Total Investments)

1,385	Clermont County, Ohio, GNMA Collateralized Mortgage Revenue Bonds, S.E.M. Villa II Project, Series	2/05 at 102.00	Aaa	1,412,201
	1994A, 5.950%, 2/20/30

985	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, West Tech	9/10 at 102.00	Aaa	1,010,620
	Apartments Project, Series 2002A, 5.350%, 3/20/33 (Alternative Minimum Tax)

1,435	Cuyahoga County, Ohio, GNMA Collateralized Loan Multifamily Housing Revenue Bonds, Water Street	6/08 at 105.00	Aaa	1,549,212
	Associates Project, Series 1997, 6.150%, 12/20/26 (Alternative Minimum Tax)

	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Longwood
	Phase One Associates LP Project, Series 2001A:
2,475	5.350%, 1/20/21 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,626,173
2,250	5.450%, 1/20/31 (Alternative Minimum Tax)	7/11 at 102.00	Aaa	2,336,985

1,000	Cuyahoga County, Ohio, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Livingston Park	9/12 at 102.00	Aaa	1,039,100
	Apartments Project, Series 2002A, 5.350%, 9/20/27 (Alternative Minimum Tax)

985	Franklin County, Ohio, FHA-Insured Multifamily Housing Mortgage Revenue Bonds, Hamilton Creek	1/05 at 103.00	Aa	1,006,453
	Apartments Project, Series 1994A, 5.550%, 7/01/24 (Alternative Minimum Tax)

4,060	Lucas Northgate Housing Development Corporation, Ohio, FHA-Insured Section 8 Assisted Mortgage	1/05 at 101.00	Aaa	4,121,509
	Revenue Refunding Bonds, Northgate Apartments Project, Series 1999A, 6.000%, 7/01/24 - MBIA
	Insured

	Housing/Single Family - 5.4% (3.7% of Total Investments)

1,755	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	9/07 at 102.00	Aaa	1,819,584
	Bonds, Series 1996B-3, 5.750%, 9/01/28 (Alternative Minimum Tax)

3,220	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/08 at 101.50	AAA	3,356,464
	Bonds, Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax) - FSA Insured

2,935	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	9/08 at 102.00	Aaa	3,012,572
	Bonds, Series 1997B, 5.400%, 9/01/29 (Alternative Minimum Tax)

500	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/12 at 100.00	Aaa	516,685
	Bonds, Series 2002D, 5.400%, 9/01/34 (Alternative Minimum Tax)

	Long-Term Care - 1.3% (0.9% of Total Investments)

1,000	Hamilton County, Ohio, Healthcare Facilities Improvement Revenue Bonds, Twin Towers, Series 1999A,	10/08 at 102.00	BBB	1,023,150
	5.800%, 10/01/23

1,000	Marion County, Ohio, Healthcare Facilities Revenue Refunding and Improvement Bonds, United Church	11/04 at 101.00	BBB-	1,010,810
	Homes Inc., Series 1993, 6.300%, 11/15/15

	Tax Obligation/General - 43.3% (29.9% of Total Investments)

1,000	Ansonia Local School District, Darke County, Ohio, General Obligation Bonds, Series 2000, 5.500%,	12/10 at 102.00	Aaa	1,130,640
	12/01/22 - MBIA Insured

1,000	Bay Village City School District, Ohio, General Obligation Unlimited Tax School Improvement Bonds,	12/10 at 100.00	Aa2	1,031,980
	Series 2001, 5.000%, 12/01/25

270	Berea City School District, Ohio, General Obligation Unlimited Tax School Improvement Bonds, Series	12/04 at 101.00	AAA	276,645
	1993, 7.500%, 12/15/06 - AMBAC Insured

	Butler County, Ohio, General Obligation Judgment Bonds, Series 2002:
2,030	5.250%, 12/01/21	12/12 at 101.00	Aa3	2,217,816
2,140	5.250%, 12/01/22	12/12 at 101.00	Aa3	2,327,164

	Butler County, Ohio, General Obligation Bonds, Series 2002:
1,345	5.000%, 12/01/21 - MBIA Insured	12/12 at 100.00	Aaa	1,442,889
1,200	5.000%, 12/01/22 - MBIA Insured	12/12 at 101.00	Aaa	1,279,812

1,560	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, School Facilities	12/11 at 100.00	Aaa	1,602,073
	Construction and Improvement Bonds, Series 2001B, 5.000%, 12/01/28 - FGIC Insured

1,000	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 -	6/14 at 100.00	AAA	1,109,650
	AMBAC Insured

1,000	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2001,	12/11 at 100.00	AAA	1,120,780
	5.375%, 12/01/15 - MBIA Insured

2,600	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2002,	12/12 at 100.00	AAA	2,827,292
	5.250%, 6/01/21 - FSA Insured

1,000	Cleveland Municipal School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2004,	6/14 at 100.00	AAA	1,067,050
	5.000%, 12/01/22 - FSA Insured

1,200	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/21	12/14 at 100.00	AA+	1,297,224

1,000	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/19 - AMBAC Insured	6/14 at 100.00	AAA	1,111,760

1,000	Dublin, Ohio, Unlimited Tax Various Purpose Improvement Bonds, Series 2000A, 5.000%, 12/01/20	12/10 at 100.00	Aaa	1,076,930

1,000	Dublin City School District, Franklin, Delaware and Union Counties, Ohio, General Obligation Bonds,	12/13 at 100.00	AAA	1,066,510
	Series 2003, 5.000%, 12/01/22 - FSA Insured

1,300	Franklin County, Ohio, Limited Tax General Obligation Refunding Bonds, Series 1993, 5.375%,	12/08 at 102.00	AAA	1,442,454
	12/01/20

2,000	Garfield Heights City School District, Cuyahoga County, Ohio, General Obligation School Improvement	12/11 at 100.00	Aaa	2,072,020
	Bonds, Series 2001, 5.000%, 12/15/26 - MBIA Insured

1,000	Hilliard School District, Ohio, General Obligation School Improvement Bonds, Series 2000, 5.750%,	12/10 at 101.00	AAA	1,139,520
	12/01/24 - FGIC Insured

1,160	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	6/13 at 100.00	Aaa	1,233,602
	12/01/22 - MBIA Insured

2,000	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	6/11 at 100.00	Aaa	2,085,340
	Improvement and Refunding Bonds, Series 2001, 5.125%, 12/01/26 - FGIC Insured

1,350	London City School District, Ohio, General Obligation School Facilities Construction and	12/11 at 100.00	Aaa	1,385,991
	Improvement Bonds, Series 2001, 5.000%, 12/01/29 - FGIC Insured

2,000	Louisville City School District, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/29 -	12/11 at 100.00	Aaa	2,053,320
	FGIC Insured

1,515	Massillon City School District, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/21 -	12/12 at 100.00	Aaa	1,647,441
	MBIA Insured

1,260	Morgan Local School District, Morgan, Muskingum and Washington Counties, Ohio, Unlimited Tax	12/10 at 101.00	AA-	1,445,321
	General Obligation School Improvement Bonds, Series 2000, 5.750%, 12/01/22

715	North Canton City School District, Ohio, Unlimited Tax General Obligation School Improvement Bonds,	No Opt. Call	AAA	719,912
	Series 1994, 9.700%, 12/01/04 - AMBAC Insured

3,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Series 2003F, 5.000%, 2/01/23	2/13 at 100.00	AA+	3,164,700

	Olentangy Local School District, Deleware and Franklin Counties, Ohio, General Obligation Bonds,
	Series 2004A:
1,315	5.250%, 12/01/23 - FGIC Insured	6/14 at 100.00	AAA	1,432,219
3,380	5.250%, 12/01/24 - FGIC Insured	6/14 at 100.00	AAA	3,667,368

1,155	Perry Local School District, Allen County, Ohio, General Obligation Bonds, Series 2001, 5.250%,	12/11 at 101.00	AAA	1,253,822
	12/01/25 - AMBAC Insured

2,720	Pickerington Local School District, Fairfield and Franklin Counties, Ohio, General Obligation	12/11 at 100.00	AAA	2,793,358
	Bonds, School Facilities Construction and Improvement, Series 2001, 5.000%, 12/01/28 - FGIC
	Insured

1,100	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds, Series	6/12 at 100.00	Aaa	1,247,829
	2002, 5.500%, 12/01/17 - FGIC Insured

280	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds, Series	6/11 at 100.00	Aaa	322,820
	2000, 6.000%, 12/01/20 - FGIC Insured

1,445	Portage County, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/27 - FGIC Insured	12/11 at 100.00	AAA	1,489,260

1,000	Princeton City School District, Butler County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	AAA	1,033,530
	5.000%, 12/01/30 - MBIA Insured

2,830	Springfield Township, Hamilton County, Ohio, Various Purpose Limited Tax General Obligation Bonds,	12/11 at 100.00	Aa3	2,981,179
	Series 2002, 5.250%, 12/01/27

2,000	Strongsville, Ohio, General Obligation Bonds, Series 2001, 5.000%, 12/01/21 - FGIC Insured	12/11 at 100.00	Aaa	2,117,900

70	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996,	12/06 at 102.00	Aa2	76,766
	5.950%, 12/01/21

2,000	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003,	12/13 at 100.00	Aaa	2,124,600
	5.250%, 12/01/27 - MBIA Insured

1,000	Upper Arlington City School District, Ohio, General Obligation Improvement Bonds, Series 1996,	12/06 at 101.00	AAA	1,060,990
	5.250%, 12/01/22 - MBIA Insured

	Warren City School District, Trumbull County, Ohio, General Obligation Bonds, Series 2004:
2,515	5.000%, 12/01/20 - FGIC Insured	6/14 at 100.00	AAA	2,720,878
1,170	5.000%, 12/01/22 - FGIC Insured	6/14 at 100.00	AAA	1,251,315

1,000	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003, 5.000%,	12/13 at 100.00	Aaa	1,035,410
	12/01/28 - MBIA Insured

2,000	Westerville City School District, Franklin and Delaware Counties, Ohio, Various Purpose General	6/11 at 100.00	AAA	2,057,540
	Obligation Bonds, Series 2001, 5.000%, 12/01/27 - MBIA Insured

1,000	Westlake, Ohio, Various Purpose General Obligation Improvement and Refunding Bonds, Series 1997,	12/08 at 101.00	Aaa	1,121,090
	5.550%, 12/01/17

	Tax Obligation/Limited - 5.3% (3.7% of Total Investments)

1,210	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 1999, 4.875%, 12/01/24 -	6/09 at 101.00	AAA	1,233,051
	AMBAC Insured

1,585	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004,	6/14 at 100.00	AAA	1,730,614
	5.000%, 12/01/18 - FGIC Insured

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2001B:
1,000	5.500%, 10/01/15 - AMBAC Insured	4/12 at 100.00	AAA	1,135,300
1,000	5.500%, 10/01/17 - AMBAC Insured	4/12 at 100.00	AAA	1,131,800

2,645	Ohio Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series	4/14 at 100.00	AAA	2,989,908
	2004A, 5.250%, 4/01/15 - MBIA Insured

330	Ohio Department of Transportation, Certificates of Participation, Rickenbacker International	4/05 at 100.00	AA	330,502
	Airport Improvements, Series 1996, 6.125%, 4/15/15 (Alternative Minimum Tax)

	Transportation - 7.8% (5.4% of Total Investments)

1,780	Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A, 5.250%, 1/01/16 - FSA Insured	1/10 at 101.00	AAA	1,953,675

3,430	Cleveland, Ohio, Parking Facilities Revenue Refunding Bonds, Series 1996, 5.500%, 9/15/22 - MBIA	9/06 at 102.00	AAA	3,685,809
	Insured

3,000	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C, 5.250%,	12/13 at 100.00	AA	3,108,420
	12/01/23 (Alternative Minimum Tax) - RAAI Insured

1,500	Dayton, Ohio, Special Facilities Revenue Refunding Bonds, Emery Air Freight Corporation and Emery	2/08 at 102.00	BB+	1,505,730
	Worldwide Airlines Inc. - Guarantors, Series 1998A, 5.625%, 2/01/18

2,000	Ohio Turnpike Commission, Revenue Bonds, Series 1998A, 5.500%, 2/15/18 - FGIC Insured	No Opt. Call	AAA	2,348,740

	U.S. Guaranteed *** - 13.9% (9.6% of Total Investments)

2,295	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	2,504,786
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

420	Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds, Series 1998I, 5.000%, 1/01/28	1/08 at 101.00	AAA	459,409
	(Pre-refunded to 1/01/08) - FSA Insured

1,710	Franklin County, Ohio, First Mortgage Revenue, OCLC Inc. Project, Series 1979, 7.500%, 6/01/09	12/04 at 100.00	AAA	1,893,586

2,100	Lakota Local School District, Butler County, Ohio, Unlimited Tax General Obligation School	12/05 at 100.00	AAA	2,200,170
	Improvement Bonds, Series 1994, 6.250%, 12/01/14 (Pre-refunded to 12/01/05) - AMBAC Insured

4,315	Ohio Capital Corporation For Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding	2/09 at 102.00	N/R***	4,952,930
	Bonds, Series 1999G, 5.950%, 2/01/24 (Pre-refunded to 2/01/09)

1,000	Ohio Water Development Authority, Fresh Water Loan Revenue Bonds, Series 1995, 5.900%, 12/01/21	6/05 at 102.00	AAA	1,044,080
	(Pre-refunded to 6/01/05) - AMBAC Insured

1,220	Plain Local School District, Franklin and Licking Counties, Ohio, General Obligation Bonds, Series	6/11 at 100.00	Aaa	1,433,951
	2000, 6.000%, 12/01/20 (Pre-refunded to 6/01/11) - FGIC Insured

2,000	Southwest Regional Ohio Water District, Waterworks System Revenue Bonds, Series 1995, 6.000%,	12/05 at 101.00	AAA	2,109,640
	12/01/20 (Pre-refunded to 12/01/05) - MBIA Insured

500	Sylvania City School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995, 5.800%,	12/05 at 101.00	AAA	526,335
	12/01/15 (Pre-refunded to 12/01/05) - FGIC Insured

2,000	Wayne Local School District, Warren County, Ohio, Unlimited Tax General Obligation School	12/06 at 101.00	AAA	2,189,020
	Improvement Bonds, Series 1996, 6.100%, 12/01/24 (Pre-refunded to 12/01/06) - AMBAC Insured

3,000	West Clermont Local School District, Clermont County, Ohio, Unlimited Tax General Obligation School	12/05 at 100.00	AAA	3,135,030
	Improvement Bonds, Series 1995, 6.000%, 12/01/18 (Pre-refunded to 12/01/05) - AMBAC Insured

	Utilities - 10.8% (7.5% of Total Investments)

4,000	Wadsworth, Ohio, Electric System Improvement Revenue Bonds, American Municipal Power Ohio Inc.,	2/12 at 100.00	Aaa	4,220,880
	Series 2002, 5.000%, 2/15/22 - MBIA Insured

2,000	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Joint Venture 5,	2/14 at 100.00	AAA	2,151,440
	Belleville Hydroelectric Project, American Municipal Power Ohio Inc., Series 2004, 5.000%, 2/15/20 -
	AMBAC Insured

	Ohio Air Quality Development Authority, Revenue Refunding Bonds, JMG Funding Limited Partnership
	Project, Series 1994:
2,000	6.375%, 1/01/29 (Alternative Minimum Tax) - AMBAC Insured	4/05 at 102.00	AAA	2,046,600
4,000	6.375%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured	4/05 at 102.00	AAA	4,093,200

3,000	Ohio Air Quality Development Authority, Revenue Bonds, JMG Funding Limited Partnership Project,	4/07 at 102.00	AAA	3,208,050
	Series 1997, 5.625%, 1/01/23 (Alternative Minimum Tax) - AMBAC Insured

1,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	1,773,954
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)

	Water and Sewer - 11.3% (7.8% of Total Investments)

	Cincinnati, Ohio, Water System Revenue Bonds, Series 2001:
1,000	5.500%, 12/01/17	6/11 at 100.00	AA+	1,121,120
6,010	5.000%, 12/01/18	6/11 at 100.00	AA+	6,531,067
3,000	5.000%, 12/01/19	6/11 at 100.00	AA+	3,241,770
1,000	5.000%, 12/01/20	6/11 at 100.00	AA+	1,072,220

2,000	Cincinnati, Ohio, Water System Revenue Bonds, Series 2003, 5.000%, 12/01/22	6/11 at 100.00	AA+	2,100,000

1,000	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G,	No Opt. Call	AAA	1,166,209
	5.500%, 1/01/21 - MBIA Insured

40	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1996H,	1/06 at 102.00	AAA	42,296
	5.750%, 1/01/26 - MBIA Insured

580	Cleveland, Ohio, Waterworks Revenue Refunding and Improvement Bonds, Series 1998I, 5.000%, 1/01/28 -	1/08 at 101.00	AAA	598,907
	FSA Insured

2,110	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District of	6/10 at 101.00	AAA	2,368,474
	Greater Cincinnati, Series 2000A, 5.750%, 12/01/25 - MBIA Insured

$220,420	Total Long-Term Investments (cost $221,132,898) - 144.9%			234,290,757

	Other Assets Less Liabilities - 2.7%			4,404,173

	Preferred Shares, at Liquidation Value - (47.6)%			(77,000,000)

	Net Assets Applicable to Common Shares - 100%			$161,694,930

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At October 31, 2004, the cost of investments was $221,084,041.

	Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$13,392,651
	Depreciation	(185,935)

	Net unrealized appreciation of investments	$13,206,716

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Ohio Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/28/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/28/04

* Print the name and title of each signing officer under his or her signature.